Stock Awards and Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 97,737	$ 459,646	$ 157,311	$ 747,432	$ 2,399,063	$ 2,780,639
Cost of services
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	161	1,220	656	3,394	21,721	160,504
Research and development
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	12,766	50,440	31,620	110,300	292,084	493,336
Selling, General and Administrative Expenses [Member]
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 84,810	$ 407,986	$ 125,035	$ 633,738	$ 2,085,258	$ 2,126,799